Share Capital - Schedule of Reorganization Transaction (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Reorganization Transaction [Abstract]
Beginning Balance, Number of fully paid shares		1,000	1,000
Beginning Balance, amount		$ 1,000	$ 1,000
Ending balance, Number of fully paid shares		54,084,183	1,000
Ending balance, amount		$ 5,409	$ 1,000
Shares issued, Number of fully paid shares
Shares issued, amount
Issuance of shares to HCVI shareholders upon reverse capitalization (Note 4), Number of fully paid shares	[1]	4,807,469
Issuance of shares to HCVI shareholders upon reverse capitalization (Note 4), amount	[1]	$ 481
Impact of reverse capitalization (Note 4), Number of fully paid shares	[1]	48,868,960
Impact of reverse capitalization (Note 4), amount	[1]	$ 3,887
Issue of shares for promissory note, Number of fully paid shares,	[2]	406,754
Issue of shares for promissory note, amount	[2]	$ 41

[1]	As described in Notes 1 and 4 the Company completed the Business Combination on June 5, 2025. In connection with the transaction, the Company issued 53,676,429 (see 4,807,469 and 48,868,960 above) Ordinary Shares each with a par value of $0.0001. These shares have been issued as part of the acquisition consideration provided to the SPAC shareholders in exchange for the SPAC’s net assets and listing status.
[2]	A promissory note was issued for debt of $3.5 million which settles the debt in 11 monthly installments of $300 thousand from November 2025 and a final instalment of $200 thousand in September 2026. The debt is settled in the equivalent number of shares. The Company can choose to settle the debt at any point, either in cash or in the equivalent number of shares.